UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY             8/16/10
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $305,977
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                  Name
NONE




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                                                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
NAME OF ISSUER               TITLE OF CLASS     CUSIP      VALUE    SHRS OR  SH/   PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
                                                         (x$1000)   PRN AMT  PRN   CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP             NOTE 2.125% 9/1 03060RAR2     8,613 10,000,000  PRN           SOLE              10,000,000    0    0
AMR CORP                     NOTE 6.250%10/1 001765BC9    14,325 15,000,000  PRN           SOLE              15,000,000    0    0
ANNALY CAP MGMT INC          NOTE 4.000% 2/1 035710AA0    33,701 33,000,000  PRN           SOLE              33,000,000    0    0
AVIS BUDGET GROUP            COM             053774105     1,996    203,300  SH            SOLE                 203,300    0    0
CELL THERAPEUTICS INC        NOTE 7.500% 4/3 150934AK3     1,500  2,000,000  PRN           SOLE               2,000,000    0    0
CHENIERE ENERGY INC          NOTE 2.250% 8/0 16411RAE9     1,505  2,550,000  PRN           SOLE               2,550,000    0    0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3 20478NAD2       613  1,750,000  PRN           SOLE               1,750,000    0    0
COMPUCREDIT HLDGS CORP       NOTE 3.625% 5/3 20478NAB6     3,693  6,005,000  PRN           SOLE               6,005,000    0    0
DRYSHIPS INC.                NOTE 5.000%12/0 262498AB4    18,563 25,000,000  PRN           SOLE              25,000,000    0    0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2     1,115  4,000,000  PRN           SOLE               4,000,000    0    0
EXIDE TECHNOLOGIES           FRNT        9/1 302051AL1     3,100  5,000,000  PRN           SOLE               5,000,000    0    0
FORD MTR CO CAP TR II        PFD TR CV6.5%   345395206    87,679  2,223,101  SH            SOLE               2,223,101    0    0
FORD MTR CO DEL              NOTE 4.250%12/1 345370CF5     9,338  7,500,000  PRN           SOLE               7,500,000    0    0
FORD MTR CO DEL              NOTE 4.250%11/1 345370CN8    34,306 27,500,000  PRN           SOLE              27,500,000    0    0
GLOBAL INDS LTD              DBCV 2.750% 8/0 379336AE0    10,508 18,000,000  PRN           SOLE              18,000,000    0    0
GOLDMAN SACHS GROUP INC      COM             38141G104     1,313     10,000  SH            SOLE                  10,000    0    0
GREAT ATLANTIC & PAC TEA INC NOTE 6.750%12/1 390064AK9       966  1,250,000  PRN           SOLE               1,250,000    0    0
KKR FINANCIAL HLDGS LLC      NOTE 7.500% 1/1 48248AAD0     6,272  5,490,000  PRN           SOLE               5,490,000    0    0
LDK SOLAR CO LTD             NOTE 4.750% 4/1 50183LAB3     3,150  4,000,000  PRN           SOLE               4,000,000    0    0
LDK SOLAR CO LTD             SPONSORED ADR   50183L107       671    129,800  SH            SOLE                 129,800    0    0
LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1 549463AH0    12,638 15,000,000  PRN           SOLE              15,000,000    0    0
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0 595112AH6     8,813 10,000,000  PRN           SOLE              10,000,000    0    0
NATIONAL RETAIL PROPERTIES I NOTE 5.125% 6/1 637417AC0     3,169  3,073,000  PRN           SOLE               3,073,000    0    0
PROLOGIS                     NOTE 3.250% 3/1 743410AY8     4,475  5,000,000  PRN           SOLE               5,000,000    0    0
SANDISK CORP                 NOTE 1.000% 5/1 80004CAC5    17,850 20,000,000  PRN           SOLE              20,000,000    0    0
STERLITE INDS INDIA LTD      NOTE 4.000%10/3 859737AB4     9,250 10,000,000  PRN           SOLE              10,000,000    0    0
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1 86800CAE4     4,276  5,740,000  PRN           SOLE               5,740,000    0    0
TRICO MARINE SERVICES INC    DBCV 8.125% 2/0 896106AW1       889  1,852,000  PRN           SOLE               1,852,000    0    0
TRICO MARINE SERVICES INC    NOTE 3.000% 1/1 896106AQ4       220  2,000,000  PRN           SOLE               2,000,000    0    0
UAL CORP                     DBCV 5.000% 2/0 902549AE4     1,470  1,500,000  PRN           SOLE               1,500,000    0    0

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